Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
April 30, 2024
RW24-NPRT3-0624
1.858588.116
Domestic Equity Funds - 9.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	7,751	88,211
Fidelity Series Blue Chip Growth Fund (a)	14,051	243,789
Fidelity Series Commodity Strategy Fund (a)	2,763	268,015
Fidelity Series Growth Company Fund (a)	21,091	454,082
Fidelity Series Intrinsic Opportunities Fund (a)	7,464	85,014
Fidelity Series Large Cap Stock Fund (a)	19,900	427,262
Fidelity Series Large Cap Value Index Fund (a)	8,733	133,880
Fidelity Series Opportunistic Insights Fund (a)	12,713	271,430
Fidelity Series Small Cap Core Fund (a)	937	10,373
Fidelity Series Small Cap Discovery Fund (a)	3,153	36,989
Fidelity Series Small Cap Opportunities Fund (a)	8,659	124,339
Fidelity Series Stock Selector Large Cap Value Fund (a)	22,245	298,750
Fidelity Series Value Discovery Fund (a)	17,605	268,132
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,273,273)		2,710,266

International Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,992	193,455
Fidelity Series Emerging Markets Fund (a)	32,466	283,424
Fidelity Series Emerging Markets Opportunities Fund (a)	63,519	1,134,442
Fidelity Series International Growth Fund (a)	30,707	541,356
Fidelity Series International Small Cap Fund (a)	26,054	436,930
Fidelity Series International Value Fund (a)	44,368	545,732
Fidelity Series Overseas Fund (a)	40,250	542,977
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,110,333)		3,678,316

Bond Funds - 72.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	618,148	5,897,136
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,123	178,028
Fidelity Series Emerging Markets Debt Fund (a)	20,080	154,412
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,634	49,522
Fidelity Series Floating Rate High Income Fund (a)	3,302	29,785
Fidelity Series High Income Fund (a)	19,190	159,853
Fidelity Series International Credit Fund (a)	2,041	16,181
Fidelity Series International Developed Markets Bond Index Fund (a)	137,225	1,166,412
Fidelity Series Investment Grade Bond Fund (a)	1,327,429	12,836,239
Fidelity Series Long-Term Treasury Bond Index Fund (a)	147,286	779,141
Fidelity Series Real Estate Income Fund (a)	3,018	29,004
TOTAL BOND FUNDS (Cost $23,828,721)		21,295,713

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	1,412,275	1,412,275
Fidelity Series Short-Term Credit Fund (a)	34,156	334,383
TOTAL SHORT-TERM FUNDS (Cost $1,749,691)		1,746,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $30,962,018)	29,430,953
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,172)
NET ASSETS - 100.0%	29,419,781

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,018,186	675,592	1,834,382	165,212	(52,648)	90,388	5,897,136
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	214,310	19,659	42,871	6,572	(3,213)	(9,857)	178,028
Fidelity Series All-Sector Equity Fund	71,283	34,128	21,397	5,234	751	3,446	88,211
Fidelity Series Blue Chip Growth Fund	196,979	81,537	67,119	1,076	4,119	28,273	243,789
Fidelity Series Canada Fund	236,535	29,894	73,786	7,100	13,948	(13,136)	193,455
Fidelity Series Commodity Strategy Fund	264,781	83,092	63,734	10,335	(5,070)	(11,054)	268,015
Fidelity Series Emerging Markets Debt Fund	181,579	13,347	43,583	8,087	(10,754)	13,823	154,412
Fidelity Series Emerging Markets Debt Local Currency Fund	61,532	7,329	14,128	3,862	(1,346)	(3,865)	49,522
Fidelity Series Emerging Markets Fund	315,154	96,930	126,124	7,853	(9,594)	7,058	283,424
Fidelity Series Emerging Markets Opportunities Fund	1,395,401	290,123	522,522	36,252	(47,407)	18,847	1,134,442
Fidelity Series Floating Rate High Income Fund	35,970	4,268	10,553	2,441	(290)	390	29,785
Fidelity Series Government Money Market Fund 5.4%	3,101,330	400,551	2,089,606	92,069	-	-	1,412,275
Fidelity Series Growth Company Fund	366,740	165,945	124,054	10,753	3,959	41,492	454,082
Fidelity Series High Income Fund	190,964	10,900	43,176	8,576	(5,346)	6,511	159,853
Fidelity Series International Credit Fund	15,198	524	-	525	-	459	16,181
Fidelity Series International Developed Markets Bond Index Fund	1,380,465	86,427	298,133	42,380	(28,887)	26,540	1,166,412
Fidelity Series International Growth Fund	672,075	91,190	250,355	7,716	4,828	23,618	541,356
Fidelity Series International Small Cap Fund	187,392	356,494	158,149	18,146	400	50,793	436,930
Fidelity Series International Value Fund	676,210	64,249	230,275	19,208	20,642	14,906	545,732
Fidelity Series Intrinsic Opportunities Fund	73,289	46,088	27,925	15,218	(1,804)	(4,634)	85,014
Fidelity Series Investment Grade Bond Fund	14,506,058	1,775,746	3,102,152	427,839	(366,149)	22,736	12,836,239
Fidelity Series Large Cap Stock Fund	344,741	183,758	134,625	17,339	11,229	22,159	427,262
Fidelity Series Large Cap Value Index Fund	107,891	60,429	38,022	4,407	2,668	914	133,880
Fidelity Series Long-Term Treasury Bond Index Fund	1,345,046	306,400	773,361	31,215	(263,310)	164,366	779,141
Fidelity Series Opportunistic Insights Fund	218,577	89,394	75,263	2,135	5,282	33,440	271,430
Fidelity Series Overseas Fund	673,053	81,806	239,535	9,814	32,609	(4,956)	542,977
Fidelity Series Real Estate Income Fund	50,182	2,483	22,916	1,920	(2,111)	1,366	29,004
Fidelity Series Short-Term Credit Fund	641,551	19,857	336,247	12,893	(4,213)	13,435	334,383
Fidelity Series Small Cap Core Fund	658	10,026	151	10	19	(179)	10,373
Fidelity Series Small Cap Discovery Fund	31,556	15,617	10,700	838	484	32	36,989
Fidelity Series Small Cap Opportunities Fund	105,079	43,255	31,240	1,055	1,528	5,717	124,339
Fidelity Series Stock Selector Large Cap Value Fund	240,009	141,952	91,005	17,121	3,828	3,966	298,750
Fidelity Series Value Discovery Fund	215,117	126,176	73,515	11,194	964	(610)	268,132
	35,134,891	5,415,166	10,970,604	1,006,395	(694,884)	546,384	29,430,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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